SCHEDULE OF INVESTMENTS

ROYCE VALUE TRUST

SEPTEMBER 30, 2022 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 99.2%

Communication Services – 2.8%
Diversified Telecommunication Services - 0.5%
Bandwidth Cl. A [1]	40,000	$476,000
Cogent Communications Holdings [2]	22,529	1,175,113
Frontier Communications Parent [1]	187,520	4,393,594
Liberty Latin America Cl. C [1,2]	73,228	450,352
		6,495,059
Entertainment - 0.0%
IMAX Corporation [1]	17,950	253,454
Interactive Media & Services - 1.2%
Cars.com [1]	85,598	984,377
QuinStreet [1,2]	204,154	2,143,617
Shutterstock	9,307	466,932
Yelp [1]	16,069	544,900
Ziff Davis [1,2]	196,440	13,452,211
		17,592,037
Media - 1.1%
Cable One	9,425	8,039,996
Loyalty Ventures [1]	45,197	54,688
Magnite [1]	31,550	207,284
Scholastic Corporation	34,105	1,049,070
TechTarget [1,2]	92,400	5,470,080
Thryv Holdings [1]	69,883	1,595,429
		16,416,547
Wireless Telecommunication Services - 0.0%
Shenandoah Telecommunications	18,716	318,546
Total		41,075,643

Consumer Discretionary – 10.2%
Auto Components - 1.7%
American Axle & Manufacturing Holdings [1]	37,602	256,822
Dorman Products [1,2]	82,300	6,758,476
Fox Factory Holding Corporation [1]	3,800	300,504
Gentex Corporation [2]	196,780	4,691,235
Gentherm [1]	3,089	153,616
LCI Industries [2]	94,386	9,576,403
Patrick Industries [2]	53,918	2,363,765
Standard Motor Products [2]	3,800	123,500
		24,224,321
Distributors - 0.9%
LKQ Corporation [2,3]	84,300	3,974,745
Pool Corporation	27,080	8,617,127
		12,591,872
Diversified Consumer Services - 0.3%
H&R Block	8,300	353,082
Universal Technical Institute [1]	639,032	3,476,334
WW International [1]	21,744	85,454
		3,914,870
Hotels, Restaurants & Leisure - 0.9%
Bloomin’ Brands [2,3]	72,158	1,322,656
Century Casinos [1]	105,711	693,464
Chuy’s Holdings [1]	19,357	448,695
Denny’s Corporation [1]	118,009	1,110,465
Golden Entertainment [1]	19,260	671,982
Light & Wonder [1,2,3]	155,248	6,657,034
Lindblad Expeditions Holdings [1,2]	373,700	2,526,212
Monarch Casino & Resort [1]	6,071	340,826
		13,771,334
Household Durables - 0.5%
Cavco Industries [1,2,3]	16,834	3,463,764
Ethan Allen Interiors [2]	54,502	1,152,172
Installed Building Products	11,738	950,661
La-Z-Boy	10,060	227,054
Skyline Champion [1]	16,175	855,172
Tupperware Brands [1]	43,959	287,932
		6,936,755
Internet & Direct Marketing Retail - 0.1%
Liquidity Services [1]	44,858	729,391
1-800-FLOWERS.COM Cl. A [1]	76,000	493,240
Xometry Cl. A [1]	6,000	340,740
		1,563,371
Leisure Products - 0.5%
Brunswick Corporation [2]	106,320	6,958,644
MasterCraft Boat Holdings [1]	16,788	316,454
Topgolf Callaway Brands [1]	15,000	288,900
YETI Holdings [1]	7,898	225,251
		7,789,249
Multiline Retail - 0.1%
Franchise Group Cl. A	74,405	1,808,041
Specialty Retail - 3.8%
Academy Sports & Outdoors	82,000	3,458,760
America’s Car-Mart [1,2]	97,500	5,949,450
Asbury Automotive Group [1]	25,910	3,915,001
AutoCanada [1]	635,100	10,409,139
Camping World Holdings Cl. A [2,3]	279,113	7,067,141
CarMax [1]	7,900	521,558
Chico’s FAS [1]	746	3,611
Children’s Place (The) [1]	11,811	364,842
Five Below [1]	32,390	4,459,131
Genesco [1,2]	11,887	467,397
Group 1 Automotive	11,897	1,699,724
Haverty Furniture	29,524	735,148
JOANN	22,660	150,009
MarineMax [1]	32,772	976,278
Murphy USA	47,066	12,938,914
OneWater Marine Cl. A [1]	3,234	97,376
Shoe Carnival [2]	23,025	493,656
Signet Jewelers	24,965	1,427,748
Sleep Number [1]	22,756	769,380
Zumiez [1]	35,852	771,894
		56,676,157
Textiles, Apparel & Luxury Goods - 1.4%
Carter’s	31,850	2,087,131
Fossil Group [1]	52,389	179,170
G-III Apparel Group [1]	61,346	917,123
Kontoor Brands	42,387	1,424,627
Levi Strauss & Co. Cl. A	19,164	277,303
Movado Group	46,623	1,313,836
Oxford Industries	11,045	991,620
Ralph Lauren Cl. A	126,854	10,773,710
Steven Madden	19,608	522,945
Vera Bradley [1]	76,929	231,556
Wolverine World Wide [2]	148,266	2,281,814
		21,000,835
Total		150,276,805

Consumer Staples – 1.7%
Beverages - 0.1%
Celsius Holdings [1]	4,500	408,060
Coca-Cola Consolidated	2,505	1,031,384
		1,439,444
Food Products - 1.1%
CubicFarm Systems [1]	950,000	92,844
Freshpet [1]	33,000	1,652,970
J G Boswell Company [4]	3,940	3,546,000
John B. Sanfilippo & Son	3,000	227,190
Nomad Foods [1,2]	143,600	2,039,120
Seneca Foods Cl. A [1]	183,460	9,253,722
		16,811,846
Household Products - 0.0%
Spectrum Brands Holdings	1,333	52,027
Personal Products - 0.5%
Inter Parfums [2]	83,985	6,337,508
USANA Health Sciences [1]	12,454	698,047
		7,035,555
Tobacco - 0.0%
Universal Corporation	5,795	266,802
Vector Group	33,147	292,025
		558,827
Total		25,897,699

Diversified Investment Companies – 0.0%
Closed-End Funds - 0.0%
Eagle Point Credit	42,054	462,594
Total		462,594

Energy – 1.9%
Energy Equipment & Services - 0.6%
Archrock	34,884	223,955
Bristow Group [1]	168,564	3,959,568
Helix Energy Solutions Group [1]	261,939	1,011,085
Pason Systems	302,794	2,897,844
		8,092,452
Oil, Gas & Consumable Fuels - 1.3%
Antero Resources [1]	45,400	1,386,062
Dorchester Minerals L.P. [2]	279,148	6,973,117
Dorian LPG	394,936	5,359,281
Laredo Petroleum [1]	2,320	145,812
Northern Oil and Gas	50,600	1,386,946
PDC Energy	4,035	233,183
REX American Resources [1]	25,201	703,612
SM Energy	10,053	378,093
Southwestern Energy [1]	258,524	1,582,167
World Fuel Services [2]	68,084	1,595,889
		19,744,162
Total		27,836,614

Financials – 14.1%
Banks - 4.1%
Ameris Bancorp [2]	30,331	1,356,099
Bank of N.T. Butterfield & Son [2]	180,407	5,856,011
BankUnited [2]	143,416	4,900,525
Central Pacific Financial	22,739	470,470
Customers Bancorp [1]	31,847	938,850
Dime Community Bancshares	17,876	523,409
Eagle Bancorp	9,944	445,690
Farmers & Merchants Bank of Long Beach [4]	416	3,244,800
First BanCorp	26,105	357,116
First Bancshares (The)	12,880	384,726
First Citizens BancShares Cl. A	10,713	8,542,868
First Hawaiian	199,061	4,902,872
Hanmi Financial	142,893	3,383,706
HBT Financial	40,400	733,260
Heritage Financial	28,750	761,013
Hilltop Holdings	54,446	1,352,983
Home BancShares	19,088	429,671
HomeStreet	27,252	785,130
Independent Bank Group	78,570	4,823,412
Old National Bancorp	20,296	334,275
Origin Bancorp	9,699	373,121
Pacific Premier Bancorp	45,014	1,393,633
TowneBank	11,058	296,686
Triumph Bancorp [1]	61,761	3,356,710
Virginia National Bankshares	108,540	3,521,038
Webster Financial [2]	134,200	6,065,840
Wintrust Financial	11,000	897,050
		60,430,964
Capital Markets - 5.6%
Ares Management Cl. A [2,3]	168,500	10,438,575
Artisan Partners Asset Management Cl. A [2]	93,330	2,513,377
B. Riley Financial	57,758	2,571,386
Barings BDC	191,594	1,584,482
Blue Owl Capital Cl. A	55,900	515,957
Bolsa Mexicana de Valores	1,723,106	2,891,878
BrightSphere Investment Group	8,273	123,350
Donnelley Financial Solutions [1,2]	32,553	1,203,484
Focus Financial Partners Cl. A [1,2]	50,000	1,575,500
GCM Grosvenor Cl. A	1,959,705	15,462,073
Greenhill & Co.	10,788	64,081
Houlihan Lokey Cl. A [2]	31,540	2,377,485
Lazard Cl. A [2]	76,025	2,419,876
MarketWise Cl. A [1]	500,000	1,140,000
Moelis & Company Cl. A	21,000	710,010
Morningstar [2,3]	4,142	879,430
Newtek Business Services	282,127	4,604,313
Onex Corporation	9,200	421,987
P10 Cl. A	20,000	210,400
Piper Sandler	7,637	799,899
SEI Investments [2]	308,900	15,151,545
Silvercrest Asset Management Group Cl. A	10,512	171,871
Sprott	256,480	8,605,964
Tel Aviv Stock Exchange [4]	421,179	2,180,018
TMX Group	38,200	3,513,731
		82,130,672
Consumer Finance - 0.2%
Encore Capital Group [1,2,3]	22,597	1,027,712
Enova International [1]	44,402	1,299,646
PROG Holdings [1]	33,701	504,841
		2,832,199
Diversified Financial Services - 0.4%
Banco Latinoamericano de Comercio Exterior Cl. E	73,446	959,205
Compass Diversified Holdings	25,319	457,261
ECN Capital	888,800	2,940,469
Equitable Holdings	30,000	790,500
Waterloo Investment Holdings [1,5]	2,972,000	832,160
		5,979,595
Insurance - 3.0%
American Equity Investment Life Holding Company [2]	15,447	576,019
AMERISAFE	3,177	148,461
Assured Guaranty	45,900	2,223,855
Axis Capital Holdings	9,063	445,447
E-L Financial	21,650	13,165,382
Erie Indemnity Cl. A	28,200	6,269,142
First American Financial [2,3]	23,697	1,092,432
Hagerty Cl. A [1]	410,700	3,692,193
International General Insurance Holdings	42,338	313,301
James River Group Holdings	31,660	722,165
ProAssurance Corporation [2]	216,559	4,225,066
RenaissanceRe Holdings	3,388	475,641
RLI Corp. [2]	47,790	4,892,740
Safety Insurance Group	39,340	3,208,570
Stewart Information Services [2]	34,348	1,498,947
Trean Insurance Group [1]	217,586	739,792
White Mountains Insurance Group	920	1,198,778
		44,887,931
Thrifts & Mortgage Finance - 0.8%
Flagstar Bancorp	50,216	1,677,214
NMI Holdings Cl. A [1]	104,207	2,122,697
Territorial Bancorp	6,017	111,555
Timberland Bancorp	254,457	7,035,736
WSFS Financial	19,504	906,156
		11,853,358
Total		208,114,719

Health Care – 9.9%
Biotechnology - 0.7%
Avid Bioservices [1]	178,000	3,403,360
Catalyst Pharmaceuticals [1]	18,050	231,581
Coherus BioSciences [1]	109,277	1,050,152
Dynavax Technologies [1]	29,130	304,117
Eagle Pharmaceuticals [1,2]	21,954	580,025
Ironwood Pharmaceuticals Cl. A [1]	107,550	1,114,218
PureTech Health [1,4]	120,100	328,129
REGENXBIO [1]	26,802	708,377
United Therapeutics [1]	10,000	2,093,800
Vanda Pharmaceuticals [1]	16,462	162,645
Vir Biotechnology [1]	23,134	446,023
		10,422,427
Health Care Equipment & Supplies - 4.0%
Atrion Corporation	8,296	4,687,240
Bioventus Cl. A [1]	97,750	684,250
Cutera [1]	21,550	982,680
Embecta	18,443	530,974
Enovis Corporation [1]	205,460	9,465,542
Haemonetics Corporation [1]	100,117	7,411,662
Integer Holdings Corporation [1,2]	75,700	4,710,811
Lantheus Holdings [1]	74,800	5,260,684
LeMaitre Vascular	3,834	194,307
Meridian Bioscience [1]	167,186	5,271,375
Mesa Laboratories [2,3]	42,660	6,007,808
QuidelOrtho [1]	100,840	7,208,043
STAAR Surgical [1]	6,250	440,937
Surmodics [1,2,3]	161,000	4,894,400
TransMedics Group [1]	11,000	459,140
UFP Technologies [1]	2,790	239,494
Varex Imaging [1]	17,465	369,210
Zynex	61,084	554,032
		59,372,589
Health Care Providers & Services - 1.3%
Addus HomeCare [1]	4,839	460,866
Community Health Systems [1]	790,000	1,698,500
CorVel Corporation [1]	2,306	319,220
Fulgent Genetics [1]	51,320	1,956,318
Select Medical Holdings	95,900	2,119,390
Tenet Healthcare [1,2,3]	159,715	8,238,100
U.S. Physical Therapy	43,871	3,335,074
		18,127,468
Health Care Technology - 0.7%
Doximity Cl. A [1]	266,928	8,066,564
Simulations Plus [2,3]	55,178	2,678,340
		10,744,904
Life Sciences Tools & Services - 2.0%
Azenta [1,2,3]	219,100	9,390,626
Bio-Techne [2,3]	13,333	3,786,572
Harvard Bioscience [1]	102,050	261,248
NeoGenomics [1]	41,750	359,468
Repligen Corporation [1]	62,574	11,708,221
Stevanato Group	255,336	4,325,392
		29,831,527
Pharmaceuticals - 1.2%
Cara Therapeutics [1]	214,157	2,004,510
Collegium Pharmaceutical [1]	28,320	453,686
Corcept Therapeutics [1,2,3]	269,759	6,916,621
Harmony Biosciences Holdings [1]	92,756	4,108,163
Innoviva [1]	74,512	865,084
Prestige Consumer Healthcare [1]	61,300	3,054,579
		17,402,643
Total		145,901,558

Industrials – 27.5%
Aerospace & Defense - 1.7%
Aerojet Rocketdyne Holdings [1]	9,223	368,828
AeroVironment [1]	2,650	220,904
Ducommun [1,2]	79,100	3,137,106
HEICO Corporation [2,3]	31,030	4,467,699
HEICO Corporation Cl. A [2,3]	68,333	7,832,329
Magellan Aerospace	893,092	4,467,561
National Presto Industries	10,762	700,068
Park Aerospace	82,486	910,645
Virgin Galactic Holdings [1,2,3]	161,918	762,634
Woodward [2]	28,500	2,287,410
		25,155,184
Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings [1]	4,511	431,116
Forward Air [2]	158,230	14,281,840
		14,712,956
Airlines - 0.2%
Hawaiian Holdings [1]	12,644	166,269
Sun Country Airlines Holdings [1]	194,500	2,647,145
		2,813,414

Building Products - 2.9%
AAON	3,800	204,744
Advanced Drainage Systems	105,918	13,173,022
Apogee Enterprises	12,750	487,305
Builders FirstSource [1,2]	49,275	2,903,283
Carlisle Companies	4,600	1,289,886
CSW Industrials	40,000	4,792,000
Gibraltar Industries [1]	6,700	274,231
Hayward Holdings [1]	150,400	1,334,048
Insteel Industries [2]	33,171	880,027
Resideo Technologies [1]	26,864	512,028
Simpson Manufacturing [2]	45,300	3,551,520
UFP Industries	69,409	5,008,553
Zurn Elkay Water Solutions	311,760	7,638,120
		42,048,767
Commercial Services & Supplies - 2.5%
ABM Industries [2]	8,163	312,071
ACV Auctions Cl. A [1]	80,800	580,952
Brady Corporation Cl. A [2]	24,453	1,020,424
CompX International Cl. A [2]	186,100	3,022,264
Driven Brands Holdings [1]	382,265	10,695,775
GFL Environmental	344,010	8,700,013
Healthcare Services Group	39,071	472,368
Heritage-Crystal Clean [1,2]	113,856	3,366,722
HNI Corporation	7,521	199,382
IAA [1]	177,410	5,650,508
Kimball International Cl. B	74,600	469,234
Ritchie Bros. Auctioneers [2]	35,200	2,199,296
VSE Corporation	21,500	761,100
		37,450,109
Construction & Engineering - 4.0%
APi Group [1]	525,300	6,970,731
Arcosa [2]	212,647	12,159,156
Comfort Systems USA [2,3]	16,103	1,567,305
EMCOR Group	29,100	3,360,468
IES Holdings [1,2,3]	333,099	9,200,194
Infrastructure & Energy Alternatives [1]	600,000	8,124,000
MYR Group [1]	7,799	660,809
Northwest Pipe [1]	8,299	233,202
Valmont Industries [2]	64,561	17,342,376
		59,618,241
Electrical Equipment - 1.0%
AZZ [2]	20,000	730,200
Encore Wire	26,211	3,028,419
GrafTech International	12,328	53,134
LSI Industries	551,857	4,243,780
Powell Industries	58,881	1,241,211
Preformed Line Products	73,300	5,215,295
		14,512,039
Machinery - 7.9%
Albany International Cl. A	6,676	526,269
Allison Transmission Holdings	6,591	222,512
ATS Automation Tooling Systems [1]	17,150	452,665
CIRCOR International [1]	294,801	4,861,269
Crane Holdings	928	81,237
Douglas Dynamics	13,471	377,457
ESAB Corporation [2]	180,860	6,033,490
ESCO Technologies [2]	64,370	4,727,333
Franklin Electric [2,3]	74,800	6,111,908
Helios Technologies [2]	173,214	8,764,628
Hillenbrand [2,3]	39,059	1,434,247
Hillman Solutions [1]	50,000	377,000
Hurco Companies	4,500	101,160
John Bean Technologies [2]	143,891	12,374,626
Kadant [2]	145,119	24,207,300
Lincoln Electric Holdings [2]	48,100	6,047,132
Lindsay Corporation [2,3]	112,000	16,047,360
Miller Industries	36,640	780,066
Mueller Industries [2,3]	29,276	1,740,165
Nordson Corporation [2,3]	15,796	3,353,017
RBC Bearings [1]	23,085	4,797,294
SPX Technologies [1]	15,380	849,284
Standex International	9,648	787,759
Tennant Company [2]	80,500	4,553,080
Watts Water Technologies Cl. A [2]	55,000	6,915,150
		116,523,408
Marine - 0.4%
Kirby Corporation [1]	70,750	4,299,478
Matson	16,566	1,019,140
		5,318,618
Professional Services - 3.6%
CBIZ [1]	3,800	162,564
Exponent [2]	86,400	7,574,688
Forrester Research [1,2,3]	266,166	9,584,638
Jacobs Solutions [2]	33,500	3,634,415
KBR [2]	553,500	23,922,270
Kelly Services Cl. A	29,079	395,184
Korn Ferry [2]	89,848	4,218,363
Upwork [1]	270,000	3,677,400
		53,169,522
Road & Rail - 1.4%
ArcBest Corporation	7,331	533,184
Hertz Global Holdings [1]	5,000	81,400
Landstar System [2]	97,422	14,064,814
XPO Logistics [1,2]	122,920	5,472,398
		20,151,796
Trading Companies & Distributors - 0.9%
Air Lease Cl. A [2,3]	137,217	4,255,099
Applied Industrial Technologies	2,453	252,119
Boise Cascade [2]	15,193	903,376
Distribution Solutions Group [1]	17,853	502,919
Fortress Transportation and Infrastructure Investors Cl. A	64,977	974,330
GMS [1]	12,775	511,128
Hudson Technologies [1]	57,917	425,690
MSC Industrial Direct Cl. A	2,819	205,251
NOW [1]	25,235	253,612
SiteOne Landscape Supply [1,2]	25,000	2,603,500
Transcat [1]	33,350	2,524,261
Veritiv [1]	5,662	553,574
		13,964,859
Total		405,438,913

Information Technology – 17.7%
Communications Equipment - 1.4%
Calix [1,2]	246,854	15,092,654
Clearfield [1]	10,000	1,046,400
Digi International [1]	47,021	1,625,516
Extreme Networks [1]	86,190	1,126,503
NetScout Systems [1]	43,510	1,362,733
		20,253,806
Electronic Equipment, Instruments & Components - 6.2%
Badger Meter	5,489	507,129
Belden	2,040	122,441
Cognex Corporation [2]	299,950	12,432,927
Coherent [1]	7,848	273,503
CTS Corporation	16,467	685,851
Fabrinet [1,2]	121,783	11,624,187
FARO Technologies [1,2]	314,757	8,636,932
IPG Photonics [1]	51,100	4,310,285
Kimball Electronics [1]	33,875	580,956
Littelfuse [2,3]	23,600	4,689,084
Luna Innovations [1]	91,500	406,260
Methode Electronics [2]	5,958	221,340
Mirion Technologies Cl. A [1]	125,000	933,750
National Instruments [2]	259,250	9,784,095
nLIGHT [1,2]	213,752	2,019,956
PAR Technology [1,2,3]	315,239	9,309,008
Richardson Electronics [6]	711,475	10,743,272
Sanmina Corporation [1]	40,345	1,859,098
Teledyne Technologies [1]	2,200	742,434
TTM Technologies [1,2]	496,400	6,542,552
Vishay Precision Group [1]	24,020	710,752
Vontier Corporation	260,813	4,358,185
		91,493,997
IT Services - 1.4%
Computer Services [4]	121,935	6,797,876
Computer Task Group [1]	75,010	502,567
CSG Systems International [2]	21,836	1,154,688
DLocal Cl. A [1]	26,000	533,520
EVERTEC	32,374	1,014,925
Hackett Group (The) [2]	296,607	5,255,876
Kyndryl Holdings [1]	40,697	336,564
Repay Holdings Cl. A [1]	121,519	857,924
Shift4 Payments Cl. A [1]	43,615	1,945,665
Unisys Corporation [1,2,3]	360,000	2,718,000
		21,117,605
Semiconductors & Semiconductor Equipment - 7.0%
Alpha & Omega Semiconductor [1]	12,484	384,008
Ambarella [1]	5,100	286,518
Axcelis Technologies [1]	17,753	1,075,122
AXT [1]	88,100	590,270
Camtek [1]	26,300	609,371
Cirrus Logic [1,2,3]	155,100	10,670,880
Cohu [1]	33,190	855,638
Diodes [1,2,3]	154,750	10,044,822
FormFactor [1]	523,122	13,104,206
Impinj [1,2,3]	50,945	4,077,128
indie Semiconductor Cl. A [1]	8,000	58,560
Kulicke & Soffa Industries [2]	146,235	5,634,435
MaxLinear [1]	129,755	4,232,608
MKS Instruments	190,909	15,776,720
Nova [1,2,3]	39,180	3,342,054
NVE Corporation	3,400	158,610
Onto Innovation [1,2]	146,949	9,412,083
Photronics [1]	232,835	3,404,048
Power Integrations	85,705	5,512,546
Rambus [1]	331,290	8,421,392
SiTime Corporation [1]	59,477	4,682,624
SMART Global Holdings [1]	43,353	688,012
Ultra Clean Holdings [1]	27,277	702,383
		103,724,038
Software - 1.1%
Agilysys [1]	16,600	918,810
Consensus Cloud Solutions [1,2,3]	44,989	2,127,980
Cvent Holding Corp. [1]	100,000	525,000
Descartes Systems Group (The) [1]	8,000	508,240
Digital Turbine [1]	42,000	605,220
Dolby Laboratories Cl. A	1,500	97,725
E2open Parent Holdings Cl. A [1]	100,000	607,000
Everbridge [1]	100,000	3,088,000
InterDigital	19,146	773,881
Matterport Cl. A [1]	150,000	568,500
Momentive Global [1,2]	135,000	784,350
Procore Technologies [1]	37,297	1,845,456
Progress Software	12,002	510,685
Sapiens International	16,121	309,201
Sprout Social Cl. A [1]	8,000	485,440
Teradata Corporation [1]	24,482	760,411
Upland Software [1]	100,000	813,000
Xperi Holding Corporation [2]	17,717	250,518
		15,579,417
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology [1,2,3]	381,420	8,871,829
Total		261,040,692

Materials – 9.1%
Chemicals - 5.1%
AdvanSix [2]	28,343	909,810
American Vanguard [2]	184,394	3,448,168
Aspen Aerogels [1]	42,900	395,538
Chase Corporation [2,3]	49,829	4,164,209
Element Solutions [2,3]	1,026,873	16,707,224
FutureFuel Corporation	211,090	1,274,983
Hawkins [2]	89,940	3,506,761
Innospec [2,3]	159,037	13,624,700
Minerals Technologies [2]	206,822	10,219,075
NewMarket Corporation	8,000	2,406,640
Quaker Houghton	117,939	17,028,033
Rayonier Advanced Materials [1]	38,476	121,199
Tredegar Corporation	70,966	669,919
Trinseo	13,272	243,143
		74,719,402
Containers & Packaging - 0.0%
Graphic Packaging Holding Company	11,487	226,753
Silgan Holdings	5,385	226,386
		453,139
Metals & Mining - 3.4%
Alamos Gold Cl. A	2,195,500	16,275,325
Gold Fields ADR	320,000	2,588,800
Haynes International [2]	113,900	4,000,168
Hecla Mining	321,300	1,265,922
IAMGOLD Corporation [1]	500,000	535,000
Major Drilling Group International [1]	1,662,991	10,004,311
Materion Corporation	25,000	2,000,000
Newcrest Mining	33,909	372,144
Reliance Steel & Aluminum [2]	18,300	3,191,703
SunCoke Energy	50,752	294,869
TimkenSteel Corporation [1]	64,216	962,598
VanEck Junior Gold Miners ETF	155,500	4,581,030
Warrior Met Coal	48,196	1,370,694
Worthington Industries [2]	64,300	2,452,402
		49,894,966
Paper & Forest Products - 0.6%
Glatfelter Corporation	228,138	709,509
Louisiana-Pacific	79,510	4,070,117
Stella-Jones	113,150	3,176,571
Sylvamo Corporation [2]	40,154	1,361,221
		9,317,418
Total		134,384,925

Real Estate – 4.3%
Equity Real Estate Investment Trusts (REITs) - 0.0%
New York REIT [1,5]	15,000	166,950
Real Estate Management & Development - 4.3%
Anywhere Real Estate [1]	65,198	528,756
Colliers International Group	135,040	12,377,766
Cushman & Wakefield [1]	40,706	466,084
DigitalBridge Group Cl. A	471,567	5,899,303
Douglas Elliman	165,385	678,078
FirstService Corporation	102,455	12,193,170
FRP Holdings [1,2]	76,558	4,161,693
Kennedy-Wilson Holdings [2]	788,918	12,196,672
Marcus & Millichap [2]	233,850	7,665,603
St. Joe Company (The) [2]	78,800	2,523,964
Tejon Ranch [1,2]	313,818	4,518,979
		63,210,068
Total		63,377,018

Utilities – 0.0%
Gas Utilities - 0.0%
Chesapeake Utilities [2]	1,760	203,086
Water Utilities - 0.0%
American States Water	10,187	794,077
Total		997,163

TOTAL COMMON STOCKS
(Cost $1,353,763,463)		1,464,804,343

WARRANTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services - 0.0%
Cano Health (Warrants) [1]	49,999	131,997
(Cost $237,495)		131,997

REPURCHASE AGREEMENT – 5.6%
Fixed Income Clearing Corporation, 0.83% dated 9/30/22, due 10/3/22, maturity value $82,356,878 (collateralized by obligations of various U.S. Government Agencies, 2.875% due 6/15/25, valued at $83,998,270) (Cost $82,351,182)		82,351,182

TOTAL INVESTMENTS – 104.8%
(Cost $1,436,352,140)		1,547,287,522

LIABILITIES LESS CASH AND OTHER ASSETS – (4.8)%		(71,328,732)

NET ASSETS – 100.0%		$1,475,958,790

ADR – American Depository Receipt

[1]	Non-income producing.
[2]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement as of September 30, 2022. Total market value of pledged securities as of September 30, 2022, was $141,068,258.
[3]	As of September 30, 2022, a portion of these securities were rehypothecated by BNP Paribas Prime Brokerage International, Limited in connection with the Fund’s revolving credit agreement in the aggregate amount of $66,470,896.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.
[5]	Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[6]	As of September 30, 2022, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,438,692,526. As of September 30, 2022, net unrealized appreciation for all securities was $108,594,996, consisting of aggregate gross unrealized appreciation of $317,243,562 and aggregate gross unrealized depreciation of $208,648,566. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the Investment Company Act of 1940 (‘1940 Act”), under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities and/or foreign securities that were fair valued are noted in the Schedule of Investments.

Level 3 – significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,447,708,410	$16,096,823	$999,110	$1,464,804,343
Warrants	131,997	–	–	131,997
Repurchase Agreement	–	82,351,182	–	82,351,182

Level 3 Reconciliation:

	Balance as of 12/31/21	Sales	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 9/30/22
Common Stocks	$171,750	$4,800	$0	$832,160	$999,110

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund as of September 30, 2022, is overnight and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement. As of September 30, 2022, the market value of eligible securities pledged as collateral exceeded two times the loan balance outstanding.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The current maximum amount the Fund may borrow under the credit agreement is $70,000,000. The Fund has the right to reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $150,000,000.

As of September 30, 2022, the Fund has outstanding borrowings of $70,000,000. During the nine-month period ended September 30, 2022, the Fund had an average daily loan balance of $70,000,000. As of September 30, 2022, the aggregate value of rehypothecated securities was $66,470,896.

Transactions in Affiliated Companies:

An “Affiliated Company” as defined in the 1940 Act, is a company in which a Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2022:

Affiliated Company [1]	Shares 12/31/21	Market Value 12/31/21	Costs of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Dividend Income	Shares 9/30/22	Market Value 9/30/22
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Richardson Electronics [2]	711,475	$9,619,142	–	–	–	$1,124,130	$128,066	711,475	$10,743,272
		$9,619,142			–	$1,124,130	$128,066		$10,743,272
[1]	Percentages represent the percentages of the investments in the Affiliated Companies of the Fund’s net assets.
[2]	As of September 30, 2022, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).